Basis of Presentation and Summary of Significant Accounting Policies (Details)	1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 26, 2014	May. 22, 2014	Jun. 30, 2015	Dec. 31, 2014
Minimum [Member]
Property and Equipment, Useful lives				3 years
Maximum [Member]
Property and Equipment, Useful lives				25 years
Assets Held under Capital Leases [Member]
Property and Equipment, Useful lives	15 years	10 years
Assets Held under Capital Leases [Member] | Minimum [Member]
Property and Equipment, Useful lives				5 years
Assets Held under Capital Leases [Member] | Maximum [Member]
Property and Equipment, Useful lives				25 years
Machinery and Equipment [Member] | Minimum [Member]
Property and Equipment, Useful lives			3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property and Equipment, Useful lives			25 years	25 years
Leasehold Improvements [Member]
Property and Equipment, Useful lives			5 years	5 years